Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets
Goodwill and Intangible Assets

7.Goodwill and Intangible Assets

	September 30,	December 31,
	2020	2019
Identifiable intangibles on acquisition of InterMeccanica	$520,317	$524,067
Goodwill on acquisition of InterMeccanica	699,844	699,844
Other intangibles	15,220	15,220
	$1,235,381	$1,239,131